UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10609
Investment Company Act File Number
SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.4%

Security	Shares	Value
Auto Components — 1.9%
Gentex Corp.	1,191,550	$35,257,965

		$35,257,965

Capital Markets — 5.2%
Affiliated Managers Group, Inc.(1)	653,660	$62,718,677
SEI Investments Co.	1,850,090	32,099,061

		$94,817,738

Chemicals — 1.5%
Scotts Miracle-Gro Co., Class A (The)	597,030	$27,875,331

		$27,875,331

Commercial Banks — 4.5%
City National Corp.	799,520	$35,322,794
Cullen/Frost Bankers, Inc.	332,480	17,591,517
Umpqua Holdings Corp.	2,449,560	30,350,048

		$83,264,359

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	373,010	$17,863,449

		$17,863,449

Construction & Engineering — 2.2%
Jacobs Engineering Group, Inc.(1)	984,970	$39,970,083

		$39,970,083

Containers & Packaging — 1.9%
AptarGroup, Inc.	678,640	$35,404,649

		$35,404,649

Distributors — 3.2%
LKQ Corp.(1)	1,939,250	$58,332,640

		$58,332,640

Electrical Equipment — 4.1%
Acuity Brands, Inc.	644,460	$34,156,380
AMETEK, Inc.	958,040	40,333,484

		$74,489,864

Electronic Equipment, Instruments & Components — 2.1%
FLIR Systems, Inc.	1,565,860	$39,256,110

		$39,256,110

Energy Equipment & Services — 2.4%
Dril-Quip, Inc.(1)	260,880	$17,171,122
Oceaneering International, Inc.	561,780	25,914,911

		$43,086,033

Health Care Equipment & Supplies — 4.5%
DENTSPLY International, Inc.	1,516,990	$53,079,480
Varian Medical Systems, Inc.(1)	427,510	28,698,746

		$81,778,226

Health Care Providers & Services — 3.6%
Henry Schein, Inc.(1)	759,410	$48,928,786
Universal Health Services, Inc., Class B	446,350	17,345,161

		$66,273,947

Security	Shares	Value
Household Products — 1.7%
Church & Dwight Co., Inc.	675,870	$30,927,811

		$30,927,811

Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	858,350	$38,024,905

		$38,024,905

Insurance — 7.6%
HCC Insurance Holdings, Inc.	2,106,755	$57,935,762
Markel Corp.(1)	198,637	82,368,805

		$140,304,567

IT Services — 2.5%
Jack Henry & Associates, Inc.	779,160	$26,187,568
Wright Express Corp.(1)	364,830	19,802,972

		$45,990,540

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	464,549	$44,615,286
Mettler-Toledo International, Inc.(1)	145,840	21,542,026

		$66,157,312

Machinery — 5.6%
CLARCOR, Inc.	342,000	$17,096,580
Graco, Inc.	658,180	26,912,980
IDEX Corp.	1,101,900	40,891,509
Pall Corp.	327,950	18,742,343

		$103,643,412

Marine — 2.5%
Kirby Corp.(1)	697,690	$45,935,910

		$45,935,910

Media — 6.1%
John Wiley & Sons, Inc., Class A	1,124,330	$49,920,252
Morningstar, Inc.	1,051,670	62,521,781

		$112,442,033

Professional Services — 3.7%
Equifax, Inc.	1,062,720	$41,169,773
Verisk Analytics, Inc., Class A(1)	672,900	27,003,477

		$68,173,250

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc., Class A(1)	2,206,348	$26,079,033

		$26,079,033

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	688,300	$31,021,681

		$31,021,681

Software — 9.4%
ANSYS, Inc.(1)	774,230	$44,347,894
Blackbaud, Inc.	1,424,650	39,462,805
FactSet Research Systems, Inc.	299,720	26,159,562
Fair Isaac Corp.	1,280,850	45,905,664
Solera Holdings, Inc.	376,550	16,771,537

		$172,647,462

Specialty Retail — 8.5%
Aaron’s, Inc.	976,345	$26,048,885
CarMax, Inc.(1)	874,530	26,655,674

Security	Shares	Value
O’Reilly Automotive, Inc.(1)	789,500	$63,120,525
Sally Beauty Holdings, Inc.(1)	1,906,830	40,291,318

		$156,116,402

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	372,090	$17,320,790

		$17,320,790

Total Common Stocks — 95.4% (identified cost $1,544,922,607)		$1,752,455,502

Short-Term Investments — 6.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(2)	$123,733	$123,733,306

Total Short-Term Investments (identified cost $123,733,306)		$123,733,306

Total Investments — 102.2% (identified cost $1,668,655,913)		$1,876,188,808

Other Assets, Less Liabilities — (2.2)%		$(39,582,210)

Net Assets — 100.0%		$1,836,606,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $11,220.

The Portfolio did not have any open financial instruments at December 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,673,070,384

Gross unrealized appreciation	$230,644,000
Gross unrealized depreciation	(27,525,576)

Net unrealized appreciation	$203,118,424

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,752,455,502*	$—	$—	$1,752,455,502
Short-Term Investments	—	123,733,306	—	123,733,306

Total Investments	$1,752,455,502	$123,733,306	$—	$1,876,188,808

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012